GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of period	$ 125,809	$ 125,051
Acquisition	23,361	758
Balance at end of period	$ 149,170	$ 125,809